Financial Assets and Financial Liabilities - Additional Information (Detail) $ in Thousands, ₽ in Millions			12 Months Ended
	Aug. 23, 2019	Aug. 22, 2018 RUB (₽)	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($) shares	Jun. 30, 2019 RUB (₽)	Jan. 01, 2019 RUB (₽)	Jan. 31, 2017 RUB (₽)	Nov. 30, 2011	Nov. 10, 2011 RUB (₽)	Nov. 10, 2011 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value of property, plant and equipment pledged			₽ 116,717		₽ 117,370
Carrying value of inventories pledged			2,931		3,472
Accounts receivable pledged			₽ 179		1,044
Information about restrictions or covenants			The covenants also include, among other restrictions, limitations on: (1) raising of additional borrowings; (2) amount of dividends in common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions.	The covenants also include, among other restrictions, limitations on: (1) raising of additional borrowings; (2) amount of dividends in common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions.
Accounts receivable			₽ 21,262		24,039
Loans payable in default			25,354
Interest payable in default			1,563
Long-term debt classified as short-term debt			₽ 220,046
Contractual credit period for sales of goods			30 days	30 days
Loan amount			₽ 7,992		10,240	₽ 9,800						₽ 28,433	$ 944,530
Fair value of pledged assets			0
Loan partially written off			2,250	$ 34,929
Finance cost			38,830		42,052	47,610
Repayment of other current financial liabilities		₽ 442			442
Amount reclassified to short term lease liability			5,480		1,320
Right-of-use assets			17,728		₽ 10,112
Lease Liabilities			₽ 0						₽ 11,552
Percentage of Equity Interest Acquistion Offer Received	34.00%
Railway carriage Leases Member [Member]
Disclosure of detailed information about borrowings [line items]
Right-of-use assets								₽ 4,862
Lease Liabilities								₽ 4,862
Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk			97.00%		95.00%		97.00%
Central Bank of Russia rate [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk			65.00%		62.00%		65.00%
Others [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk			32.00%		33.00%		32.00%
Gazprombank [member] | Key rate of Central Bank of Russia [member]
Disclosure of detailed information about borrowings [line items]
Discount rate adjustment on key rate of central bank of Russia to estimate present value of consideration to be transferred up on exercise of put option			2.00%				2.00%
Russian Railways JSC [member]
Disclosure of detailed information about borrowings [line items]
Accounts receivable			₽ 695
Yakutugol [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			100.00%				100.00%
Southern Kuzbass Coal Company (SKCC) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			95.00%				95.00%
Shares pledged by subsidiaries | shares			3				3
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			91.66%				91.66%
Rights to receive future revenues or payments pledged			₽ 6,191				$ 100,000
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			50.00%				50.00%
Shares pledged by subsidiaries | shares			2				2
Korshunov Mining Plant (KMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			80.00%				80.00%
Shares pledged by subsidiaries | shares			2				2
Mechel Mining [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			87.50%				87.50%
Shares pledged by subsidiaries | shares			3				3
Urals Stampings Plant (USP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			75.00%				75.00%
Shares pledged by subsidiaries | shares			2				2
Izhstal [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			25.00%				25.00%
Shares pledged by subsidiaries | shares			1				1
Port Posiet [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			25.00%				25.00%
Shares pledged by subsidiaries | shares			1				1
Elgaugol [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			50.99%				50.99%
Mecheltrans [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			25.00%				25.00%
Fincom Invest OOO [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			100.00%				100.00%
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			25.00%				25.00%
Port Temryuk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			25.00%				25.00%
Mecheltrans Vostok OOO [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			1.99%				1.99%
Elga-road [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			1.99%				1.99%
Put option [member] | Gazprombank [member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial liabilities			₽ 48,201		₽ 44,056
Finance cost			₽ 4,145		3,796	₽ 4,062
Call option [member] | VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Financial liability at fair value										₽ 815
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Loan interest rate											1.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Loan interest rate											8.50%
U.S. dollars [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales			26.00%				26.00%
Percentage of foreign currency risk on borrowings			13.00%				13.00%
Euro [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales			11.00%				11.00%
Percentage of foreign currency risk on borrowings			22.00%				22.00%
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Future Lease Payments			₽ 45
Later than one year and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Future Lease Payments			110
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Future Lease Payments			1
Credit facility [member]
Disclosure of detailed information about borrowings [line items]
Unused portion under credit facilities			₽ 514		₽ 573